Note 12 - Leases	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of leases [text block]
12	Leases

Leases as lessee

The Group leases administrative offices. The leases, which the Group normally enters into, typically run for a period of
3
to
6
years, with an option to renew the lease after that date. The two
leases for the administrative offices expire in
2021
and
2025
respectively.

Information about leases for which the Group is a lessee is presented below.

i)	Amounts recognised in the statement of financial position

Right of use assets

Right of use assets related to leased properties that do
not
meet the definition of investment property are presented as part of property, plant and equipment (refer note
17
).

Balance at January 1, 2019	263
Depreciation	(112)
Additions to right of use assets	248
Derecognition of right of use assets	(64)
Foreign currency movement	2
Balance at December 31, 2019	337
Depreciation	(99)
Foreign currency movement	(9)
Balance at December 31, 2020	229

Lease liabilities

Balance at January 1, 2019	263
Additions to lease liability	195
Finance cost	17
Lease payments	(124)
Foreign currency movement	(2)
Balance at December 31, 2019	349
Finance cost	15
Lease payments	(118)
Foreign currency movement	(7)
Balance at December 31, 2020	239

ii)	Amounts recognised in profit or loss

	2020	2019	2018

Finance cost on lease liabilities	15	17	–
Unrealised foreign exchange gain	(2)	4	–
Depreciation	99	112	–
	112	133	–

iii)	Amounts recognised in statement of cash flows

	2020	2019	2018

Total cash outflow for leases - principal	118	124	–
Total cash outflow for leases - finance cost	(15)	(17)	–

iv)	Minimum lease payments

Minimum lease payments payable on leases of right of use assets are as follows:

2020

Less than one year	61
One to two years	46
Two to three years	46
Three to four years	46
Four to five years	40
More than five years	–
239